[PHOTO OMITTED]

Smith Barney
California
Municipals
Fund Inc.

[PHOTO OMITTED]

------------------
SEMI-ANNUAL REPORT
------------------

August 31, 1997


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(tm)

Smith Barney California
Municipals Fund Inc.
================================================================================

The Smith Barney California Municipals Fund Inc. ("Fund") seeks to provide California investors with as high a level of dividend income exempt from Federal income taxes and California state personal income tax as is consistent with prudent investment management and the preservation of capital.

Smith Barney California Municipals Fund Inc.'s
Average Annual Total Returns Ended
August 31, 1997

                                                      Without Sales Charges*
                                                  ------------------------------
                                                  Class A    Class B     Class C
================================================================================
Six-Month+                                         4.89%       4.68%       4.60%
--------------------------------------------------------------------------------
One-Year                                          10.95       10.40       10.29
--------------------------------------------------------------------------------
Five-Year                                          8.13         N/A         N/A
--------------------------------------------------------------------------------
Ten-Year                                           8.43         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                                  9.10        8.04       12.18
================================================================================

                                                       With Sales Charges**
                                                  ------------------------------
                                                  Class A    Class B     Class C
================================================================================
Six-Month+                                     0.68%         0.18%         3.60%
--------------------------------------------------------------------------------
One-Year                                       6.48          5.90          9.29
--------------------------------------------------------------------------------
Five-Year                                      7.25           N/A           N/A
--------------------------------------------------------------------------------
Ten-Year                                       7.99           N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                              8.77          7.88         12.18
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and C shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

================================================================================
FUND HIGHLIGHTS
================================================================================

The Smith Barney California Municipals Fund Inc.'s Class A shares provided a total return of 4.89% for the six-months ended August 31, 1997 versus its Lipper Analytical Services Inc.* peer group average total return of 4.16% for the same period.

*Lipper Analytical Services Inc. is a major fund-tracking organization.

================================================================================
NASDAQ SYMBOL
================================================================================

            Class A                    SHRCX
            Class B                    SCABX

================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter ........................................................    1

Historical Performance ....................................................    4

Smith Barney California Municipals Fund Inc.
at a Glance ...............................................................    6

Schedule of Investments ...................................................    7

Statement of Assets and Liabilities .......................................   21

Statement of Operations ...................................................   22

Statements of Changes in Net Assets .......................................   23

Notes to Financial Statements .............................................   24

Financial Highlights ......................................................   27

================================================================================
Shareholder Letter
================================================================================

[GRAPHIC OMITTED]                   [GRAPHIC OMITTED]

HEATH B. MCLENDON                   JOSEPH P. DEANE
Chairman                            Vice President and
                                    Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the period ending August 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended August 31, 1997, the Fund had a total return of 4.89%, 4.68% and 4.60% for its Class A, B and C shares, respectively. In comparison, the Fund's Lipper Analytical Services, Inc. peer group average posted a total return of 4.16% for the same period. (Lipper is a major fund-tracking organization.) Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.42 per Class A share. Based on its net asset value (NAV) of $16.63 as of August 31, 1997, and the current income dividend of $0.07 for Class A shares, this equates to an annualized distribution rate of 5.05%. For a California resident in the combined federal and state income tax bracket of 45.3%, the Fund's tax-free yield of 5.05% is equivalent to a taxable yield of 9.23%.

Municipal Bond Market Update

The past year in the municipal bond market can be described in three phases. The first phase was a meaningful rally that began late summer 1996 and culminated in Federal Reserve Board ("Fed") Chairman Alan Greenspan's "irrational exuberance" speech in early December. The second phase was a notable increase in rates because of the subsequent fears of a major Fed rate action. The final phase, culminating in today's market, is one in which rates are back to the levels present before the Fed chairman's speech. We've believed all along that today's municipal bond prices are quite appropriate, given the low inflation that continues to be evident.

California Economic Highlights

California is continuing to improve and even to surprise on the economic front. The Golden State has quite properly repositioned itself as a major beneficiary of the growth in foreign trade, the entertainment field and interestingly enough, in manufacturing. This approach has led to a more broad-based economy and a healthy environment for select California issues. In fact, California issues are in somewhat short supply, due to the state's solid economy and the great demand created by today's growth in personal incomes. California is clearly back in the economic forefront and should stay there for the balance of the 1990s.

Investment Strategy

As noted, the Fund seeks to provide California investors with as high a level of dividend income exempt from federal income taxes and California state personal income tax as is consistent with prudent investment management and the preservation of capital. The Fund continues its investment strategy of selecting coupons and maturities that should benefit the most from a further decline in long-term interest rates. The Fund's average weighted maturity is approximately 21 years. In addition, in every market downturn we have sought out bonds with coupons that would benefit from further drops in interest rates.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   1

As of this report, the U.S. Treasury 30-year bond yields are approximately 6.7%, and it could decline to 6% in the near future if the inflation rate remains at today's low levels. Given our expectations for a continued moderate U.S. economy, we continue to emphasize longer-term, deeper discount bonds with very high credit quality.

As of August 31, 1997, approximately 92.6% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Rating Services or Moody's Investors Service Inc., with about 60.7% of the Fund invested in AAA-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies.) The Fund's largest holdings are concentrated in water & sewer bonds (24.0%), transportation bonds (9.4%) and hospital bonds (9.4%).

Market Outlook

Going forward, we would expect a drop in long-term rates, probably sooner rather than later. The inflation rate is still key for us, and until we begin to see that deteriorate we will continue to maintain our positive outlook for municipal bonds.

Municipal bonds have continued to be in tight supply, and there is little reason to believe there is a major supply spike on the horizon. Municipals outperformed that taxable market in the past year and will likely continue to in the near future. In our view, the municipal bond market at today's levels is very competitively priced and should provide investors with attractive after-tax yields. Furthermore, municipal bonds may have some capital appreciation possibilities if the inflation numbers continue on today's steady path.

In closing, thank you for investing in the Smith Barney California Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/Heath B. McLendon                /s/Joseph P. Deane

Heath B. McLendon                   Joseph P. Deane
Chairman                            Vice President and
                                    Investment Officer

September 23, 1997


--------------------------------------------------------------------------------
2                                        1997 Semi-Annual Report to Shareholders

California Municipals Fund Inc.

"California is clearly back in the economic forefront and should stay there for the balance of the 1990s."

[GRAPHIC OMITTED]

"We believe you can't just manage for yield alone. By adjusting your average maturity, you can try to mitigate volatility or have it work to your advantage. If you have a fund that is not managed for total return, we believe you are going to miss out on tremendous opportunities or put yourself in a position where you could get hurt."

Joseph P. Deane, Managing Director of Smith Barney, has more than 25 years of Wall Street experience. Currently, Joe manages in excess of $5 billion of Smith Barney assets in both open- and closed-end mutual funds, including the Smith Barney California Municipals Fund Inc.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   3

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                Net Asset Value
                            -----------------------
                            Beginning        End        Income     Capital Gain      Return       Total
Period Ended                of Period     of Period    Dividends   Distributions   of Capital   Returns(1)
==========================================================================================================
8/31/97                     $16.26        $16.63        $ 0.42        $ 0.00        $ 0.00          4.89%+
----------------------------------------------------------------------------------------------------------
2/28/97                      16.31         16.26          0.85          0.20          0.00          6.37
----------------------------------------------------------------------------------------------------------
2/29/96                      15.40         16.31          0.84          0.03          0.00         11.93
----------------------------------------------------------------------------------------------------------
2/28/95                      16.15         15.40          0.89          0.19          0.00          2.46
----------------------------------------------------------------------------------------------------------
2/28/94                      16.70         16.15          0.84          0.65          0.00          5.92
----------------------------------------------------------------------------------------------------------
2/28/93                      15.78         16.70          0.97          0.29          0.04         14.76
----------------------------------------------------------------------------------------------------------
2/29/92                      15.66         15.78          1.05          0.27          0.00          9.50
----------------------------------------------------------------------------------------------------------
2/28/91                      15.61         15.66          1.07          0.12          0.00          8.29
----------------------------------------------------------------------------------------------------------
2/28/90                      15.33         15.61          1.07          0.00          0.00          9.02
----------------------------------------------------------------------------------------------------------
2/28/89                      15.49         15.33          1.12          0.03          0.00          6.67
----------------------------------------------------------------------------------------------------------
2/29/88                      16.54         15.49          1.09          0.07          0.00          1.09
==========================================================================================================
  Total                                                 $10.21        $ 1.85        $ 0.04
==========================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                Net Asset Value
                            -----------------------
                            Beginning        End        Income     Capital Gain      Return       Total
Period Ended                of Period     of Period    Dividends   Distributions   of Capital   Returns(1)
==========================================================================================================
8/31/97                     $16.25        $16.62        $ 0.38        $ 0.00        $ 0.00          4.68%+
----------------------------------------------------------------------------------------------------------
2/28/97                      16.32         16.25          0.77          0.20          0.00          5.73
----------------------------------------------------------------------------------------------------------
2/29/96                      15.40         16.32          0.76          0.03          0.00         11.39
----------------------------------------------------------------------------------------------------------
2/28/95                      16.15         15.40          0.80          0.19          0.00          1.89
----------------------------------------------------------------------------------------------------------
2/28/94                      16.70         16.15          0.76          0.65          0.00          5.40
----------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93        15.84         16.70          0.28          0.29          0.01          9.27+
==========================================================================================================
  Total                                                 $ 3.75        $ 1.36        $ 0.01
==========================================================================================================

================================================================================
 Historical Performance -- Class C Shares
================================================================================

                                Net Asset Value
                            -----------------------
                            Beginning        End        Income     Capital Gain      Return       Total
Period Ended                of Period     of Period    Dividends   Distributions   of Capital   Returns(1)
==========================================================================================================
8/31/97                     $16.24        $16.61        $ 0.37        $ 0.00        $ 0.00          4.60%+
----------------------------------------------------------------------------------------------------------
2/28/97                      16.31         16.24          0.77          0.20          0.00          5.68
----------------------------------------------------------------------------------------------------------
2/29/96                      15.40         16.31          0.76          0.03          0.00         11.30
----------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95        14.19         15.40          0.23          0.19          0.00         11.72+
==========================================================================================================
  Total                                                 $ 2.13        $ 0.42        $ 0.00
==========================================================================================================


--------------------------------------------------------------------------------
4                                        1997 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                                Net Asset Value
                            -----------------------
                            Beginning        End        Income     Capital Gain      Return       Total
Period Ended                of Period     of Period    Dividends   Distributions   of Capital   Returns(1)
==========================================================================================================
Inception* -- 8/31/97       $15.83        $16.62        $0.36         $0.00         $0.00           7.53%+
----------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                              Without Sales Charge(1)
                                 ----------------------------------------------
                                 Class A      Class B      Class C      Class Y
================================================================================
Six Months Ended 8/31/97+          4.89%        4.68%        4.60%         N/A
--------------------------------------------------------------------------------
Year Ended 8/31/97                10.95        10.40        10.29          N/A
--------------------------------------------------------------------------------
Five Years Ended 8/31/97           8.13          N/A          N/A          N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/97            8.43          N/A          N/A          N/A
--------------------------------------------------------------------------------
Inception* through 8/31/97         9.10         8.04        12.18         7.53%+
================================================================================

                                              With Sales Charge(2)
                                 ----------------------------------------------
                                 Class A      Class B      Class C      Class Y
================================================================================
Six Months Ended 8/31/97+          0.68%        0.18%        3.60%         N/A
--------------------------------------------------------------------------------
Year Ended 8/31/97                 6.48         5.90         9.29          N/A
--------------------------------------------------------------------------------
Five Years Ended 8/31/97           7.25          N/A          N/A          N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/97            7.99          N/A          N/A          N/A
--------------------------------------------------------------------------------
Inception* through 8/31/97         8.77         7.88        12.18         7.53%+
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                         Without Sales Charge(1)
================================================================================
Class A (8/31/87 through 8/31/97)                                124.71%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/97)                              45.14
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/97)                              37.91
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/97)                               7.53+
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.


(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, C and Y shares are April 9, 1984, November 6, 1992, November 14, 1994 and April 16, 1997, respectively.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   5

================================================================================
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Fund Average+

--------------------------------------------------------------------------------

                           August 1987 -- August 1997

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1997. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 245 mutual funds investing in California municipal bonds as of August 31, 1997. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

6.4%        Education
4.2%        General Obligation
9.4%        Hospitals
3.7%        Housing: Multi-Family
2.8%        Housing: Single-Family
1.5%        Pollution Control Revenue
4.9%        Pre-Refunded
2.0%        Solid Waste
3.9%        Tax Allocation
9.4%        Transportation
4.5%        Utilities
24.0%       Water & Sewer
23.3%       Other

*     As a percentage of total investments.

Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------
                          Standard                 Percentage
      Moody's             & Poor's             of Total Investments
--------------------------------------------------------------------------------
        Aaa                 AAA                        60.7%
--------------------------------------------------------------------------------
        Aa                  AA                         12.8
--------------------------------------------------------------------------------
         A                   A                         14.1
--------------------------------------------------------------------------------
        Baa                 BBB                         5.0
--------------------------------------------------------------------------------
        Ba                  BB                          0.1
--------------------------------------------------------------------------------
    VMIG 1/P-1              A-1                         1.0
--------------------------------------------------------------------------------
        NR                  NR                          6.3
                                                   --------
                                                      100.0%
                                                   --------


6                                        1997 Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

====================================================================================================================================
Schedule of Investments (unaudited)                                                                                  August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Education -- 6.4%
          $2,000,000       AAA        Adelanto School District, Series B, FGIC-Insured,
                                        zero coupon due 9/1/18                                                           $ 625,000
                                      California Educational Facilities Authority Revenue:
                                        Southwestern University Project:
           2,635,000       A3*            6.600% due 11/1/14                                                             2,858,975
           4,505,000       A3*            6.700% due 11/1/24                                                             4,859,769
           7,000,000       AAA          Stanford University, Series M, 5.250% due 12/1/26                                6,868,750
           2,500,000       A*           University of San Diego, 6.500% due 10/1/22                                      2,646,875
                                      California State Public Works Board, Lease Revenue, Series A:
           1,000,000       A            High Technology Facility, San Jose Facilities,
                                          7.750% due 8/1/06                                                              1,191,250
           1,575,000       AAA          University Projects, CONNIE LEE- Insured, 5.000% due 6/1/23                      1,450,969
                                      California State University Projects, Series B:
           3,085,000       A            5.400% due 9/1/13                                                                3,104,280
           3,245,000       A            5.450% due 9/1/14                                                                3,265,280
           2,425,000       A            5.500% due 9/1/15                                                                2,440,155
           1,400,000       A            5.550% due 9/1/16                                                                1,408,750
           1,400,000       AAA        Eastside Unified High School District, Santa Clara County, Series B,
                                        FGIC-Insured, 5.000% due 9/1/18                                                  1,317,750
           1,750,000       AAA        Escondito Unified School District, Series A,
                                        FGIC-Insured, 5.125% due 9/1/15                                                  1,710,625
             100,000       AAA        Kern High School District, Series C, MBIA-Insured, (Escrowed to
                                        Maturity with U.S. Government Securities), 8.750% due 8/1/03(a)                    123,000
           2,300,000       AAA        Rio Linda Unified School District, FSA-Insured, 5.250% due 8/1/17                  2,254,000
                                      San Diego Community College District, Lease Revenue, MBIA-Insured:
           1,250,000       AAA          6.125% due 12/1/16                                                               1,339,064
           3,460,000       AAA          5.250% due 12/1/21                                                               3,382,150
           1,530,000       AAA        Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                   1,596,937
                                      Standard School District COP, (Capital Improvement Project), Series A:
             320,000       A-           6.200% due 3/1/10                                                                  336,000
             340,000       A-           6.250% due 3/1/11                                                                  354,450
           4,500,000       A3*        Ukiah Unified School District COP, (Measure A Capital Projects),
                                        6.000% due 9/1/10                                                                4,539,375
           2,600,000       AAA        Victor Valley Unified High School District,
                                        MBIA-Insured, 5.750% due 11/1/17                                                 2,665,000
           2,500,000       Baa1*      Yuba City Unified School District, COP, (Andors Karperos
                                        School Construction Project), 6.700% due 2/1/13                                  2,593,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        52,932,154
------------------------------------------------------------------------------------------------------------------------------------

Electric -- 0.8%
            Sacramento Power Authority, Cogeneration Project Revenue:
           1,800,000       BBB-         6.500% due 7/1/07                                                                1,973,250
           1,800,000       BBB-         6.500% due 7/1/08                                                                1,968,750
           2,200,000       BBB-         6.500% due 7/1/09                                                                2,359,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,301,500
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   7

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
General Obligation -- 4.2%
                                      California State GO:
         $18,910,000       AAA          AMBAC-Insured, 5.250% due 6/1/21                                               $18,484,525
                                        Veterans Series:
             455,000       A+             Series AL, 9.700% due 4/1/02                                                     553,395
             725,000       A+             Series AM, 9.000% due 10/1/02                                                    870,905
                                          Series AT:
           4,000,000       A+               9.700% due 2/1/01                                                            4,680,000
           1,000,000       A+               9.500% due 2/1/10                                                            1,416,250
           2,000,000       A+             Series AU, 8.400% due 10/1/06                                                  2,530,000
           1,000,000       AA         San Diego Public Safety Communication Project,
                                        6.650% due 7/15/11                                                               1,166,250
           3,460,000       A+         Santa Barbara County COP, 5.700% due 3/1/11                                        3,490,275
           1,500,000       AAA        Santa Margarita/Dana Point Authority Revenue GO,
                                        Improvement Water Districts 3-3A-4 & 4A, Series B,
                                        MBIA-Insured, 7.250% due 8/1/14                                                  1,839,375
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        35,030,975
------------------------------------------------------------------------------------------------------------------------------------

Hospitals -- 9.4%
           1,500,000       A+         ABAG Finance Authority for Nonprofit Corps. COP,
                                        (Rehabilitation Mental Health Services Inc. Project),
                                        California Mortgage Insured, 6.550% due 6/1/22                                   1,593,750
             245,000       A+         California Health Facilities Authority Revenue, Victory Valley
                                        Community Hospital, Series 84-A, 9.875% due 7/1/12                                 249,350
                                      California Health Facilities Financing Authority Revenue:
                                        AMBAC-Insured:
                                          Catholic Healthcare West, Series E:
           5,620,000       AAA              5.750% due 7/1/16                                                            5,472,475
           3,330,000       AAA              5.250% due 7/1/23                                                            3,230,100
           2,500,000       AAA            Insured Catholic Health Facilities, 5.750% due 7/1/15                          2,571,875
             115,000       Aa1*         Community Provider Pooled Loan, Series A,
                                          LOC-Swiss Bank, 7.350% due 6/1/20                                                121,613
           1,150,000       A+           Episcopal Homes, Series A, 7.700% due 7/1/18                                     1,202,394
           1,250,000       AA           South Coast Medical Center, 7.250% due 7/1/15                                    1,346,875
                                        Sutter Health:
                                          LOC-Morgan Guaranty Trust:
             200,000       VMIG 1*          Series A, 3.400% due 3/1/20(b)                                                 200,000
           1,100,000       VMIG 1*          Series B, 3.400% due 3/1/20(b)                                               1,100,000
                                          Series A, FSA-Insured:
           1,470,000       AAA              5.125% due 8/15/17                                                           1,409,363
           1,500,000       AAA              5.250% due 8/15/27                                                           1,441,875
                                        California Statewide Community Development Authority
                                          Revenue COP:
           4,515,000       AAA              Industrial Health Facilities, Unihealth, Series A,
                                              AMBAC-Insured, 5.500% due 10/1/07                                          4,723,819
           1,100,000       A+             Solheim Lutheran Home, 6.500% due 11/1/17                                      1,175,625
                                          St. Joseph's Health System:
           4,825,000       AA               5.500% due 7/1/14                                                            4,831,030
           6,000,000       AA               6.625% due 7/1/21                                                            6,622,500
             700,000       VMIG 1*          3.400% due 7/1/24(b)                                                           700,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1997 Semi-Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Hospitals -- 9.4% (continued)
                                          Sutter Health Obligated Group:
          $2,000,000       VMIG 1*          AMBAC-Insured, 3.400% due 7/1/15(b)                                        $ 2,000,000
                                            MBIA-Insured:
           3,500,000       AAA                5.500% due 8/15/09                                                         3,613,750
             500,000       AAA                6.000% due 8/15/25                                                           523,750
           1,095,000       A+               Villaview Community, 7.000% due 9/1/09                                       1,193,550
           1,405,000       A+         Contra Costa County COP, Merrithew Memorial Hospital,
                                        6.500% due 11/1/06                                                               1,568,330
           1,500,000       AAA        Desert Hospital District COP, (Pre-Refunded - Escrowed with
                                        U.S. Government Securities to 7/1/00 Call @ 102),
                                        8.100% due 7/1/20(a)                                                             1,683,750
                                      Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
           2,200,000       AA           5.200% due 12/1/04                                                               2,260,500
           2,435,000       AA           5.375% due 12/1/06                                                               2,505,005
           1,000,000       AA           St. Agnes, 6.625% due 6/1/21                                                     1,082,500
             250,000       AAA        Glendale Hospital Revenue Refunding, Glendale Memorial Hospital,
                                        (Pre-Refunded - Escrowed with U.S. Government Securities
                                        to 11/1/97 Call @ 102), 9.000% due 11/1/17(a)                                      257,053
           1,000,000       A+         Inglewood Insured Hospital Revenue Bonds, Daniel Freeman
                                        Hospital Inc., 6.750% due 5/1/13                                                 1,062,500
           1,000,000       AAA        Modesto Health Facilities Revenue, Memorial Hospital Association,
                                        Series B, MBIA-Insured, 5.125% due 6/1/17                                          958,750
           1,000,000       AAA        Rancho Mirage COP, Eisenhower Memorial Hospital, Joint Powers
                                        Financing Authority, (Pre-Refunded - Escrowed with
                                        U.S. Government Securities to 3/1/02 Call @ 102),
                                        7.000% due 3/1/22(a)                                                             1,123,750
           2,000,000       A          Riverside County Asset Leasing Corp., (Riverside County
                                        Hospital Project), Series A, 6.375% due 6/1/09                                   2,127,500
           2,750,000       A*         San Joaquin County COP, (General Hospital Project 1993),
                                        6.250% due 9/1/13                                                                2,870,313
             875,000       AAA        Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial
                                        Project), (Escrowed to Maturity with U.S. Government Securities),
                                        10.300% due 3/1/11(a)                                                            1,162,655
           1,250,000       BBB        Sequoia Hospital District Revenue, 5.375% due 8/15/23                              1,235,938
           9,805,000       A          Torrance Hospital Revenue Bonds, Little County of Mary Hospital,
                                        6.875% due 7/1/15(c)                                                            10,589,400
           1,500,000       NR         Valley Health System COP, 6.875% due 5/15/23                                       1,582,500
           1,000,000       BBB-       Woodland Hospital Revenue COP, Woodland Memorial Hospital,
                                        8.200% due 8/1/15                                                                1,043,470
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        78,437,608
------------------------------------------------------------------------------------------------------------------------------------

Housing: Multi-Family -- 3.7%
           1,250,000       AAA        ABAG County, Series 96A, FNMA-Collateralized,
                                        5.700% due 11/1/06(c)                                                            1,293,750


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   9

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Housing: Multi-Family -- 3.7% (continued)
                                      California HFA:
                                        Home Mortgage Revenue:
           $ 195,000       Aa2*           Series B, 8.600% due 8/1/19(d)                                                 $ 202,004
             350,000       Aa2*           Series B, (Project 1983), zero coupon due 8/1/15                                  57,312
             310,000       Aa2*           Series C, 8.300% due 8/1/19(d)                                                   320,060
                                          Series E:
             505,000       Aa2*             8.250% due 8/1/08(d)                                                           520,195
             400,000       Aa*              8.350% due 8/1/19(d)                                                           412,455
           5,225,000       Aa2*             6.375% due 8/1/27(d)                                                         5,460,125
             990,000       Aa2*           Series F-1, 7.000% due 8/1/26(d)                                               1,045,687
                                        Series A:
           1,595,000       A+             6.625% due 2/1/24(d)                                                           1,668,769
               5,000       AAA            1985, MBIA-Insured, 8.750% due 8/1/10                                              5,163
             480,000       AAA          Series C, MBIA-Insured, 7.000% due 8/1/23(d)                                       508,800
           6,000,000       AAA        California Statewide Community Development Authority COP,
                                        St. Josephs Health System Group, Series E,
                                        FNMA-Collateralized, 6.400% due 6/1/28(d)                                        6,247,500
           1,695,000       NR         Hayward Housing Authority Revenue, FNMA-Collateralized,
                                        Family Revenue, Cypress Gardens, Series C,
                                        9.375% due 12/1/18                                                               1,843,313
             125,000       AAA        Martinez Home Mortgage, (Pre-Refunded - Escrowed with
                                        U.S. Government Securities to 8/1/02 Call @ 100),
                                        10.750% due 2/1/16(a)                                                              194,844
           6,000,000       AAA        Pleasanton-Suisun City HFA, Home Mortgage, Series A,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        MBIA-Insured, zero coupon due 10/1/16(a)                                         1,980,000
           1,750,000       AAA        Riverside County Housing Authority, Multi-Family Housing Revenue,
                                        Brandon Place Apartments, Series B, FNMA-Collateralized,
                                        5.625% due 7/1/09(d)                                                             1,789,375
           1,500,000       Aa3*       San Jose Multi-Family Timberwood Apartments, Series A,
                                        LOC - Wells Fargo Bank, 7.500% due 2/1/20                                        1,526,250
           1,320,000       AAA        Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                                        Series A, FHA-Insured, 6.875% due 9/1/27                                         1,423,950
              20,000       BBB+       Sonoma County Home Mortgage Multiple Lenders,
                                        FHA-Insured, 9.125% due 6/1/15                                                      21,500
           1,700,000       AAA        Upland Hospital Revenue COP, San Antonio Community Hospital,
                                        (Pre-Refunded - Escrowed with U.S. Government Securities to
                                        1/1/99 Call @ 102), 7.800% due 1/1/18(a)                                         1,816,875
           2,755,000       AAA        Victorville Multi-Family Housing Revenue, Wimbledon Apartments,
                                        Series A, GNMA-Collateralized, 6.300% due 4/20/31                                2,851,425
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,189,352
------------------------------------------------------------------------------------------------------------------------------------

Housing: Single-Family -- 2.8%
                                      California HFA Revenue Bonds, Home Mortgage:
              10,000       Aa2*         10.250% due 2/1/14                                                                  10,121
             310,000       Aa2*         Capital Appreciation, Series 1984-B, zero coupon due 8/1/16                         37,662
           8,000,000       AAA          Single-Family Mortgage, Issue A-2, FHA-Insured,
                                          6.350% due 8/1/15(c)(d)                                                        8,440,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1997 Semi-Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Housing: Single-Family -- 2.8% (continued)
           $ 270,000       AAA        Contra Costa County Home Mortgage Revenue, GNMA-Collateralized,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        7.750% due 5/1/22(a)(d)                                                          $ 345,938
              10,000       NR         Fresno County Housing Finance Revenue, Private Mortgage,
                                        12.500% due 9/15/12                                                                 10,052
                                      Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized:
           1,045,000       Aaa*         Second Mortgage Project, 8.100% due 5/1/17                                       1,152,113
             635,000       AAA          Single-Family Mortgage Revenue, Mortgage Backed Securities
                                      Program, Issue A, 7.550% due 12/1/23(d)                                            664,369
           3,325,000       AAA        Perris County, Single-Family Mortgage, GNMA-Collateralized,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        8.300% due 6/1/13(a)(d)                                                          4,305,875
                                      Riverside County Housing Authority Revenue Bonds:
           1,765,000       Baa*         Series A, 7.900% due 10/1/18                                                     1,787,063
                                        Single-Family Mortgage Revenue, GNMA-Collateralized, Series A,
                                      (Escrowed to Maturity with U.S. Government Securities):
           2,620,000       AAA              8.300% due 11/1/12(a)(d)                                                     3,438,750
           1,000,000       AAA              7.800% due 5/1/21(a)(d)                                                      1,290,000
           1,500,000       AAA        Sacramento County Single-Family Mortgage Revenue, Issue A,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        GNMA-Collateralized, 8.125% due 7/1/16(a)(d)                                     1,940,625
             110,000       AAA        San Francisco City & County Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, 7.450% due 1/1/24(d)                                     115,500
             190,000       AAA        Southern California HFA, Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, Series B, 7.750% due 3/1/24(d)                           200,925
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        23,738,993
------------------------------------------------------------------------------------------------------------------------------------

Industrial Development -- 0.1%
           1,000,000       Aa2*       Los Angeles, IDA, IDR, (Altshule Properties Project),
                                        7.200% due 10/1/11(d)                                                            1,038,750
------------------------------------------------------------------------------------------------------------------------------------

Miscellaneous -- 22.4%
             500,000       Baa1*      ABAG Finance Authority Nonprofit Corps. COP, Daiwa Bank
                                        Peninsula Family, YMCA, Series A, 6.800% due 10/1/11                               520,000
           2,500,000       NR         Alhambra, Arcadia, Azush Counties, Independent Cities,
                                        Risk Management Authority COP, 7.250% due 3/1/07                                 2,520,900
           2,000,000       AAA        Anaheim COP, MBIA-Insured, 6.200% due 7/16/23(e)                                   2,147,500
                                      Anaheim County Financing Authority, (Public Improvements Project),
                                        FSA-Insured:
                                          Series A:
           4,750,000       AAA              5.000% due 9/1/27                                                            4,429,375
           9,500,000       AAA              5.000% due 3/1/37                                                            8,728,125
                                          Series C, Capital Appreciation:
           8,945,000       AAA              Zero coupon, due 9/1/21                                                      2,314,519
          10,000,000       AAA              Zero coupon, due 9/1/22                                                      2,437,500
          10,000,000       AAA              Zero coupon, due 9/1/23                                                      2,312,500
           1,025,000       Baa*       Azusa COP, (Capital Improvements Refinancing Project),
                                        6.625% due 8/1/13                                                                1,077,531


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  11

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Miscellaneous -- 22.4% (continued)
                                      Brisbane Redevelopment Agency, Brisbane Community
                                        Redevelopment Bonds:
          $  200,000       AA             9.400% due 5/1/05                                                             $  204,546
             220,000       AA             9.400% due 5/1/06                                                                224,983
                                      California Public Capital Improvements Finance Authority Revenue,
                                        (Pooled Project):
             750,000       Baa*           Series A, 8.500% due 3/1/18                                                      777,000
             575,000       AAA            Series B, BIG-Insured, 8.100% due 3/1/18                                         599,633
          14,405,000       AAA        California Public Works Board, Lease Revenue, Department of
                                        Corrections State Prison, Series A, AMBAC-Insured, 5.250%
                                        due 1/1/21                                                                      13,990,856
           2,500,000       Baa*       California Special Districts Finance Authority COP, Series A,
                                        8.500% due 7/1/18                                                                2,616,300
             150,000       A-         Concord Santa Cruz South Gate COP, Series A,
                                        7.625% due 6/1/11                                                                  150,662
                                      Contra Costa County COP, (Capital Projects), AMBAC-Insured:
           4,630,000       AAA          5.250% due 2/1/17                                                                4,537,400
           3,000,000       AAA          5.250% due 2/1/21                                                                2,913,750
                                      Dublin COP, (Civic Center Project), AMBAC-Insured:
           1,305,000       AAA          5.600% due 2/1/06                                                                1,322,944
           1,380,000       AAA          5.625% due 2/1/07                                                                1,397,250
           3,525,000       AAA        Hayward COP, (Civic Center Project), MBIA-Insured,
                                        5.250% due 8/1/26                                                                3,414,844
             480,000       VMIG 1*    Irvine Improvement, Board Act 1915, Assessment District
                                        No. 89-10, 3.400% due 9/2/15(b)                                                    480,000
          21,000,000       AAA        Los Angeles Convention & Exhibition Center Authority Lease
                                        Revenue, Series A, MBIA-Insured, 5.125% due 8/15/21                             19,871,250
           3,250,000       AAA        Los Angeles County Community Facilities, District No. 3 Special
                                        Tax Refunding, Series A, FSA-Insured, 5.500% due 9/1/14                          3,274,375
                                      Los Angeles County COP, INFLOS:
           2,000,000       BBB          Special Linked SAVRS & RIBS, 6.708% due 6/1/15(e)                                2,057,500
           1,000,000       Baa1*        Structured Yield Curve Note, 6.600% due 11/1/11                                  1,051,250
           2,670,000       AAA        Ontario Redevelopment Finance Authority Revenue, (Project No. 1),
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        MBIA-Insured, 5.800% due 8/1/23(a)                                               2,733,413
           1,500,000       AAA        Orange County Community Facility District 86-1,
                                        FSA-Insured, 7.125% due 8/15/17                                                  1,606,875
           1,300,000       Baa*       Orange County Public Facility COP, Solid Waste Revenue,
                                        7.875% due 12/1/07                                                               1,363,375
           2,200,000       VMIG 1*    Orange County Sanitation District COP, 3.400% due 8/1/15(b)                        2,200,000
           2,855,000       AAA        Pomona Public Financing Authority, Series Q, MBIA-Insured,
                                        5.750% due 12/1/15                                                               2,940,650
           2,750,000       AAA        Sacramento Area Flood Control Agency, FGIC-Insured,
                                        5.375% due 10/1/20                                                               2,715,625
           9,000,000       AAA        Sacramento City Financing Authority Lease Revenue, Series A,
                                        AMBAC-Insured, 5.375% due 11/1/14                                                9,157,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1997 Semi-Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Miscellaneous -- 22.4% (continued)
         $ 4,700,000       AAA        Sacramento County COP, (Public Facilities Project),
                                        MBIA-Insured, 5.250% due 12/1/16                                               $ 4,606,000
                                      Sacramento County Special Tax Revenue, Community Facilities,
                                        District No. 1:
             645,000       NR             5.700% due 9/1/08                                                                636,130
             790,000       NR             5.800% due 9/1/09                                                                779,138
             785,000       NR             5.900% due 9/1/10                                                                773,225
             850,000       NR             6.000% due 9/1/11                                                                836,188
             440,000       NR             6.000% due 9/1/12                                                                429,550
             665,000       NR             6.100% due 9/1/13                                                                653,363
           2,000,000       AAA        San Bernadino COP, (Capital Facilities Project), Series B,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        6.875% due 8/1/24(a)                                                             2,422,500
                                      San Diego County COP:
           9,000,000       AAA          Central Jail Refunding, AMBAC-Insured, 5.000% due 10/1/25                        8,437,500
           1,000,000       AAA          MBIA-Insured, 6.363% due 11/18/19(e)                                             1,051,250
           6,500,000       AAA          Northern County Regional Center Expansion, AMBAC-Insured,
                                        5.250% due 11/15/19                                                              6,353,750
           4,000,000       AAA        San Francisco Building Authority Lease Revenue, AMBAC-Insured,
                                        5.250% due 12/1/21                                                               3,885,000
             135,000       A*         San Francisco Downtown Parking, Corporate Parking
                                        Revenue Bonds, 6.250% due 4/1/04                                                   146,475
           5,325,000       A+         San Jose Finance Authority Revenue, Central Service Yard,
                                        Series D, 5.250% due 10/15/23                                                    5,058,750
          15,325,000       AAA        San Jose Redevelopment Agency, (Merged Area Redevelopment
                                        Project), MBIA-Insured, 5.000% due 8/1/20                                       14,424,656
           4,310,000       Aaa*       San Marcos Public Facilities Authority, Public Facilities Revenue,
                                        (Escrowed to Maturity with U.S. Government Securities),
                                        zero coupon due 1/1/19(a)                                                        1,298,388
           5,995,000       AAA        San Ramone COP, (Central Park Project), FSA-Insured,
                                        5.000% due 8/1/24                                                                5,597,831
           2,875,000       AAA        Santa Ana Financing Authority Lease Revenue, Police Administration
                                        & Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24                    3,230,781
           7,180,000       AAA        Santa Maria Redevelopment Agency, Town Center Package,
                                        FSA-Insured, 5.000% due 6/1/16                                                   6,767,150
           2,335,000       AA-        Simi Valley Community Development Agency COP, Simi Valley
                                        Business Center, 6.050% due 10/1/18,
                                        Mandatory Put 10/1/99                                                            2,402,131
                                      Sonoma County COP, (Detention Facilities Improvement Project):
           4,200,000       A+           5.000% due 11/15/13                                                              3,948,000
           3,000,000       A+           5.000% due 11/15/17                                                              2,771,250
           2,000,000       AAA        South Orange County Public Finance Authority, Special Tax Revenue:
                                        Series A, MBIA-Insured, 7.000% due 9/1/10                                        2,380,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       186,978,937
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  13

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Pollution Control Revenue -- 1.5%
                                      California Financing Authority:
                                        PCR:
          $2,500,000       A+             Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09(d)                   $ 2,665,625
                                          San Diego Gas & Electric, Series A:
           5,800,000       A                5.900% due 6/1/14                                                            6,162,500
           1,500,000       A+               6.800% due 6/1/15(d)                                                         1,730,625
                                        Resource Recovery Revenue, Series A:
             500,000       P-1*           Ultrapower-Rocklin, 3.550% due 6/1/17(b)(d)                                      500,000
             500,000       A1*            Waste Management, 7.150% due 2/1/11(d)                                           542,500
           1,300,000       P-1*       Jackson County, MS PCR, (Chevron USA Inc. Project),
                                          3.800% due 6/1/23(b)                                                           1,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        12,901,250
------------------------------------------------------------------------------------------------------------------------------------

Pre-Refunded(a) -- 4.9%
                                      Banning COP, Banning Wastewater Facilities Corp.:
             115,000       AAA          Call 11/1/97 @ 101.50, 11.500% due 11/1/03                                         118,119
             125,000       AAA          Call 11/1/97 @ 101.75, 11.500% due 11/1/04                                         128,701
             140,000       AAA          Call 11/1/97 @ 102.00, 11.600% due 11/1/05                                         144,515
             155,000       AAA          Call 11/1/97 @ 102.25, 11.650% due 11/1/06                                         160,397
             175,000       AAA          Call 11/1/97 @ 102.50, 11.700% due 11/1/07                                         181,541
             195,000       AAA          Call 11/1/97 @ 102.75, 11.750% due 11/1/08                                         202,788
             220,000       AAA          Call 11/1/97 @ 103.00, 11.750% due 11/1/09                                         229,335
           1,450,000       AAA        California Health Facilities Finance Authority, St. Elizabeth Hospital,
                                        (Call 11/15/02 @ 102), 6.200% due 11/15/09                                       1,596,813
           1,500,000       AAA        California Lease Finance Authority COP, Nevada County,
                                        (Call 10/1/98 @ 101), 7.600% due 10/1/19                                         1,547,595
                                      California Public Works Board, Lease Revenue, Series A:
           2,000,000       AAA          California State University Project, (Call 10/1/02 @ 102),
                                          6.700% due 10/1/17                                                             2,250,000
           1,000,000       AAA          Department of Corrections State Prison, Series A,
                                          (Call 9/1/00 @ 102), 7.000% due 9/1/09                                         1,097,500
           1,245,000       AAA        Concord Redevelopment Agency Tax Allocation Bonds, Series 3,
                                        MBIA-Insured, (Call 7/1/98 @ 102), 8.000% due 7/1/18                             1,312,678
             550,000       AAA        Grossmont Hospital Revenue, Series A, MBIA-Insured,
                                        (Call 11/15/97 @ 102), 8.000% due 11/15/97                                         565,620
             465,000       AAA        Local Government Finance Joint Powers Authority Revenue,
                                        Anaheim Redevelopment Agency, Series A,
                                        (Call 9/1/98 @ 102), 8.200% due 9/1/15                                             494,156
             450,000       AAA        Los Angeles Convention & Exhibition Center Authority,
                                        Lease Revenue, (Call 12/1/05 @ 100), 9.000% due 12/1/20                            590,063
             500,000       AAA        Los Angeles County Transportation Community, Sales Tax
                                        Revenue, Series A, (Call 7/1/98 @ 102), 8.000% due 7/1/18                          527,180
                                      Los Angeles Department of Water & Power:
                                        Electric Plantation Revenue:
           1,000,000       AAA            (Call 5/1/98 @ 102), 7.900% due 5/1/28                                         1,045,500
           1,950,000       AAA            (Call 1/15/01 @ 102), 7.100% due 1/15/31                                       2,140,125
           1,550,000       AAA          Water Works Revenue, (Call 2/15/99 @ 102),
                                          7.200% due 2/15/19                                                             1,648,813
           1,200,000       AAA        Los Angeles Waste Water System Revenue,
                                        (Call 11/1/97 @ 102), 8.125% due 11/1/17                                         1,232,316


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1997 Semi-Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Pre-Refunded(a) -- 4.9% (continued)
                                      Mojave Water Agency, Improvement District,
                                        Morongo Basin, (Call 9/1/02 @ 102):
          $1,500,000       AAA            6.600% due 9/1/13                                                            $ 1,678,125
           5,510,000       AAA            6.600% due 9/1/22                                                              6,164,313
             500,000       AAA        Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                                          7.300% due 8/1/21                                                                573,750
                                      Orange County Community Facility District:
           1,000,000       AAA          Rancho Santa Margarita, (Call 8/15/98 @ 102),
                                          7.800% due 8/15/13                                                             1,057,580
           1,000,000       AAA          Special Tax, Series A, (Call 8/15/00 @ 102),
                                          7.800% due 8/15/15                                                             1,116,250
           1,905,000       AAA        Oxnard Public Facilities Corp. COP, (Wastewater Treatment
                                        Plant Project), AMBAC-Insured, (Call 9/1/99 @ 100),
                                        7.500% due 9/1/06                                                                2,033,587
           2,000,000       AAA        Rancho Water District Financing Authority Revenue Bonds,
                                        AMBAC-Insured, (Call 9/11/01 @ 102),
                                        6.427% due 8/17/21(e)                                                            2,185,000
           2,500,000       AAA        Riverside County Asset Leasing Corp., Leasehold Revenue,
                                        (Riverside County Hospital Project), Series A,
                                        (Call 6/1/99 @ 102), 7.400% due 6/1/14                                           2,690,625
           1,000,000       AAA        San Bernadino County COP, (West Valley Detention Center Project),
                                        (Call 11/1/98 @ 102), 7.700% due 11/1/18                                         1,062,500
           1,000,000       AAA        San Buenaventura COP, AMBAC-Insured,
                                        (Call 10/1/00 @ 102), 7.500% due 10/1/20                                         1,113,750
           2,000,000       AAA        San Diego Redevelopment Agency, (Marina Redevelopment Project),
                                        (Call 12/1/97 @ 101.50), 8.750% due 12/1/08                                      2,054,260
           1,300,000       AAA        Yolo County Flood Control & Water Conservation District, COP,
                                        FGIC-Insured, (Call 7/15/03 @ 100), 7.125% due 7/15/15                           1,485,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        40,428,745
------------------------------------------------------------------------------------------------------------------------------------

Solid Waste -- 2.0%
           2,770,000       AAA        Fresno County Finance Authority, Solid Waste Revenue Bonds,
                                        American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                       2,860,025
                                      Inland Empire Solid Waste Authority Revenue, FSA-Insured:
           5,000,000       AAA          6.250% due 8/1/11(d)                                                             5,431,250
           2,500,000       AAA          6.000% due 8/1/16(d)                                                             2,596,875
             500,000       BBB+       Kings County Waste Management Authority, Solid Waste Revenue,
                                        7.200% due 10/1/14(d)                                                              544,375
           1,000,000       BB         Nevada County COP, 7.500% due 6/1/21                                               1,060,000
           4,135,000       Baa1*      South Napa Waste Management Authority Revenue, (Solid Waste
                                        Transfer Facilities Project), 6.500% due 2/15/14(d)                              4,315,906
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        16,808,431
------------------------------------------------------------------------------------------------------------------------------------

Tax Allocation -- 3.9%
           2,000,000       AAA        Anaheim Public Finance Authority, Tax Allocation Revenue, Regular
                                        Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18(e)                         2,212,500
           1,000,000       Baa*       Azusa Redevelopment Agency, Tax Allocation, Merged Project Area,
                                        Series A, 6.750% due 8/1/23                                                      1,057,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  15

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Tax Allocation -- 3.9% (continued)
                                      Bay Area Government Assessment, Tax
                                        Allocation, Redevelopment Agency Pool,
                                        Series A6, FSA-Insured:
          $1,200,000       AAA            5.250% due 12/15/17                                                          $ 1,168,500
           1,875,000       AAA            5.375% due 12/15/25                                                            1,839,844
             295,000       AAA        Brea Public Finance Authority, Tax Allocation,
                                        MBIA-Insured, 7.000% due 8/1/15                                                    324,868
              30,000       AAA        Concord Redevelopment Agency, Tax Allocation,
                                        Series 3, MBIA-Insured, 8.000% due 7/1/18                                           31,525
           6,000,000       AAA        Corona Redevelopment Agency, Tax Allocation, Redevelopment
                                        Project Area A, Series A, FGIC-Insured, 5.500% due 9/1/24                        5,985,000
           1,000,000       AAA        El Centro Redevelopment Tax Allocation,
                                        MBIA-Insured, 6.375% due 11/1/17                                                 1,095,000
           4,160,000       AAA        Fontana Public Finance Authority, Tax Allocation,
                                        Series A, MBIA-Insured, 5.000% due 9/1/20                                        3,905,200
           3,275,000       BBB+       Garden Grove Community Development Agency, Tax Allocation,
                                        (Garden Grove Community Project), 5.700% due 10/1/08                             3,348,689
           2,000,000       Baa*       Hawthorne Community Redevelopment, Tax Allocation,
                                        (Project Area 2), 6.625% due 9/1/14                                              2,127,500
                                      Rancho Cucamonga Redevelopment, Tax Allocation,
                                        (Rancho Redevelopment Project), MBIA-Insured:
           2,445,000       AAA            5.250% due 9/1/16                                                              2,411,381
           5,000,000       AAA            5.250% due 9/1/26                                                              4,875,000
           2,000,000       AAA        Vista Community Development, Tax Allocation,
                                        MBIA-Insured, 5.250% due 9/1/15                                                  1,985,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        32,367,507
------------------------------------------------------------------------------------------------------------------------------------

Transportation -- 9.4%
                                      Los Angeles County Metropolitan Transportation Authority,
                                        Sales Tax Revenue, Series A:
          22,500,000       AAA            Proposition A, First Tier, MBIA-Insured, 5.250% due 7/1/27                    21,768,750
           5,375,000       AAA            Proposition C, Second Series, AMBAC-Insured,
                                            5.000% due 7/1/25                                                            5,018,907
           2,000,000       A          Port of Oakland Special Facilities Revenue, Series A,
                                            6.750% due 1/1/12(d)                                                         2,117,500
             400,000       A1*        Sacramento Regional Transportation District COP,
                                        Series A, 6.400% due 3/1/03                                                        430,500
           3,000,000       AAA        San Francisco Airport Community International Airport Revenue,
                                        FGIC-Insured, 6.500% due 5/1/19(d)                                               3,255,000
             180,000       AAA        San Francisco Airport Improvement Corp., Lease Revenue,
                                        8.000% due 7/1/13                                                                  215,775
                                      San Joaquin Hills Transcorridor Agency, Toll Road Revenue, Sr. Lien:
           5,000,000       NR           Zero coupon due 1/1/14(c)                                                        1,950,000
          60,000,000       NR           Zero coupon due 1/1/16(c)                                                       20,850,000
          17,500,000       NR           Zero coupon due 1/1/17(c)                                                        5,753,125
          25,000,000       NR           Zero coupon due 1/1/18(c)                                                        7,750,000
          20,000,000       NR           Zero coupon due 1/1/19(c)                                                        5,850,000
                                      San Jose Airport Revenue Bonds, FGIC-Insured:
             200,000       AAA          5.400% due 3/1/04(d)                                                               209,000
           1,500,000       AAA          5.500% due 3/1/07(d)                                                             1,560,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1997 Semi-Annual Report to Shareholders

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Transportation -- 9.4% (continued)
          $1,250,000       A*         Santa Barbara COP, (Harbor Reference Project),
                                        6.750% due 10/1/27                                                             $ 1,328,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        78,056,682
------------------------------------------------------------------------------------------------------------------------------------

Utilities -- 4.5%
                                      Fresno Joint Powers Financing Authority, Local Agency Revenue,
                                        Series A:
           2,000,000       BBB            6.000% due 9/2/01                                                              2,040,000
           1,000,000       BBB            6.200% due 9/2/03                                                              1,028,750
           1,500,000       BBB            6.550% due 9/2/12                                                              1,582,500
           2,000,000       AA         Los Angeles County Finance Authority Revenue, (Sanitation
                                        Districts Capital Projects), Series A, 5.250% due 10/1/19                        1,940,000
           1,110,000       A-         Northern California Power Agency Public Power Refunding,
                                        (Geothermal Project No. 3), Series A, 5.000% due 7/1/09                          1,076,700
             955,000       Baa*       Pleasanton Joint Powers Financing Authority, Series A,
                                          6.150% due 9/2/12                                                              1,006,330
           2,000,000       AAA        Redding Electric System Revenue COP, Regular Linked
                                        SAVRS & RIBS, MBIA-Insured, 6.368% due 7/8/22(e)                                 2,232,500
           2,670,000       AAA        Redding Joint Powers Finance Authority, Electric System Revenue,
                                        Series D, MBIA-Insured, 5.250% due 6/1/15                                        2,633,288
                                      Sacramento Municipal Utility District Electric Revenue:
                                        Series D:
           4,000,000       AAA            FGIC-Insured, 5.250% due 11/15/12                                              4,010,000
           4,500,000       AAA            MBIA-Insured, 5.250% due 11/15/20                                              4,342,500
           3,000,000       A              Series E, 5.700% due 5/15/12                                                   3,037,500
           5,425,000       AAA            Series I, MBIA-Insured, 5.750% due 1/1/15                                      5,601,314
           5,000,000       AAA        Southern California Public Power Authority, Power Project Revenue,
                                        (Mead Adelanto Project), Series A, AMBAC-Insured,
                                        5.000% due 7/1/17                                                                4,743,750
           1,960,000       BBB-       Trinity County, Public Utility District COP, Electric District Facilities,
                                        6.750% due 4/1/23(d)                                                             2,038,400
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,313,532
------------------------------------------------------------------------------------------------------------------------------------

Water & Sewer -- 24.0%
           1,200,000       AAA        Bakersfield COP, (Waste Water Treatment Plant 3 Projects),
                                        (Pre-Refunded - Escrowed with U.S. Government Securities to
                                        1/1/98 Call @ 101), 8.000% due 1/1/10(a)                                         1,228,223
                                      California State Department of Water, Central Valley Project Revenue:
                                        Series O:
           1,000,000       AA             5.000% due 12/1/22                                                               933,750
           2,235,000       AA             4.750% due 12/1/25                                                             1,989,151
                                        Series S:
           5,000,000       AA             5.000% due 12/1/19                                                             4,756,250
           5,000,000       AA             5.000% due 12/1/22                                                             4,706,250
           6,750,000       AA             5.000% due 12/1/29                                                             6,294,375
                                      East Bay Municipal Utility District, FGIC-Insured:
           9,300,000       AAA          Wastewater Treatment Systems Revenue, 5.000% due 6/1/26                          8,695,500
                                        Water Systems Revenue:
           7,500,000       AAA            5.000% due 6/1/15                                                              7,265,625
           1,750,000       AAA            5.000% due 6/1/16                                                              1,684,375
           8,400,000       AAA            5.000% due 6/1/26                                                              7,854,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  17

====================================================================================================================================
Schedule of Investments (unaudited) (continued)                                                                      August 31, 1997
====================================================================================================================================

            FACE
           AMOUNT        RATING       SECURITY                                                                             VALUE
====================================================================================================================================
Water & Sewer -- 24.0% (continued)
                                      Eastern Municipal Water District COP, Water & Sewer Revenue,
                                        Series A:
         $ 1,000,000       AAA            FGIC-Insured, 6.750% due 7/1/12                                              $ 1,162,500
           1,000,000       AAA            FGIC-Insured, 5.375% due 7/1/13                                                1,000,000
          17,750,000       AAA            MBIA-Insured, 5.250% due 7/1/23                                               17,217,500
          18,150,000       AAA        Fresno County Sewer Revenue, Series A, MBIA-Insured,
                                          5.000% due 9/1/23                                                             17,015,625
                                      Irvine Ranch Water District Joint Powers Agency, Local Pool Revenue:
                                        AIG Investment Agreement:
           9,000,000       A+             7.800% due 2/15/08(c)                                                          9,144,720
           1,750,000       A+             7.875% due 2/15/23(c)                                                          1,778,334
           9,500,000       A+           FNMA Investment Agreement, Issue II, 8.250% due 8/15/23(c)                       9,855,964
             200,000       AA         Los Angeles, COP, 6.600% due 11/1/99                                                 210,500
                                      Los Angeles Waste Water System Revenue:
           2,430,000       AAA          Series A, MBIA-Insured, 5.700% due 6/1/09                                        2,554,538
           2,125,000       AAA          Series D, FGIC-Insured, 5.200% due 11/1/21                                       2,034,688
                                      Metropolitan Water District, Southern California Waterworks
                                        Revenue, Series C:
           4,500,000       AA             5.250% due 7/1/16                                                              4,438,125
          36,250,000       AA             5.000% due 7/1/27                                                             33,803,125
           6,045,000       AAA        Orange Cove Irrigation District Revenue COP, (Rehabilitation Project),
                                        AMBAC-Insured, 5.000% due 2/1/17                                                 5,780,530
           4,560,000       AAA        Pittsburg Public Finance Authority, Waste Water Revenue, Series A,
                                        FGIC-Insured, 5.375% due 6/1/22                                                  4,503,000
          28,875,000       AAA        San Diego PFA Sewer Revenue, FGIC-Insured,
                                        5.000% due 5/15/20                                                              27,106,406
           2,950,000       AAA        San Diego Public Facilities, Finance Authority, Sewer Revenue,
                                        Series B, FGIC-Insured, 5.250% due 5/15/27                                       2,854,125
          15,000,000       Aa*        San Francisco Public Utility, Community Water Revenue,
                                          5.000% due 11/1/26                                                            13,968,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       199,835,929
====================================================================================================================================
                                      TOTAL INVESTMENTS -- 100%
                                      (Cost-- $782,872,543**)                                                         $833,360,345
====================================================================================================================================

(a) Bonds escrowed with U.S. Government Securities and Bonds escrowed to maturity with U.S. Government Securities are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(c)   Security segregated by Custodian for open purchase commitments.

(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e) Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest.

**    Aggregate cost for Federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings and certain security descriptions.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1997 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's") except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA"' have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB       -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's  -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds that are rated "Aaa" are judged to be of the best quality.
            They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
Smith Barney California Municipal Fund Inc.                                   19

================================================================================
Short-Term Security Ratings
================================================================================

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions
================================================================================

ABAG             -- Association of Bay Area Governments
AIG              -- American International Guaranty
AMBAC            -- AMBAC Indemnity Corporation
BAN              -- Bond Anticipation Notes
BIG              -- Bond Investors Guaranty
CGIC             -- Capital Guaranty Insurance Company
CHFCLI           -- California Health Facility Construction Loan Insurance
CONNIE LEE       -- College Construction Loan Insurance Association
COP              -- Certificate of Participation
EDA              -- Economic Development Authority
ETM              -- Escrowed To Maturity
FAIRS            -- Floating Adjustable Interest Rate Securities
FGIC             -- Financial Guaranty Insurance Company
FHA              -- Federal Housing Administration
FHLMC            -- Federal Home Loan Mortgage Corporation
FNMA             -- Federal National Mortgage Association
FRTC             -- Floating Rate Trust Certificates
FSA              -- Federal Savings Association
GIC              -- Guaranteed Investment Contract
GNMA             -- Government National Mortgage Association
GO               -- General Obligation
HDC              -- Housing Development Corporation
HFA              -- Housing Finance Authority
IDA              -- Industrial Development Agency
IDB              -- Industrial Development Board
IDR              -- Industrial Development Revenue
INFLOS           -- Inverse Floaters
ISD              -- Independent School District
LOC              -- Letter of Credit
MBIA             -- Municipal Bond Investors Assurance Corporation
MVRICS           -- Municipal Variable Rate Inverse Coupon Security
PCR              -- Pollution Control Revenue
PSF              -- Permanent School Fund
RAN              -- Revenue Anticipation Notes
RIBS             -- Residual Interest Bonds
SAVRS            -- Select Auction Variable Rate Securities
TAN              -- Tax Anticipation Notes
TECP             -- Tax Exempt Commercial Paper
TOB              -- Tender Option Bonds
TRAN             -- Tax and Revenue Anticipation Notes
SYCC             -- Structured Yield Curve Certificate
VA               -- Veterans Administration
VRDD             -- Variable Rate Daily Demand
VRWE             -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
20                                       1997 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                  August 31, 1997
================================================================================

ASSETS:
     Investments, at value (Cost -- $782,872,543)                 $ 833,360,345
     Cash                                                                15,462
     Interest receivable                                             11,007,137
     Receivable for Fund shares sold                                  1,170,317
     Receivable for securities sold                                     990,300
     Other assets                                                        10,169
--------------------------------------------------------------------------------
     Total Assets                                                   846,553,730
--------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                18,434,593
     Dividend payable                                                 3,376,826
     Administration fees payable                                        207,181
     Investment advisory fees payable                                   152,470
     Distribution fees payable                                           63,503
     Accrued expenses                                                   157,966
--------------------------------------------------------------------------------
     Total Liabilities                                               22,392,539
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 824,161,191
================================================================================

NET ASSETS:
     Par value of capital shares                                  $      49,573
     Capital paid in excess of par value                            765,348,695
     Overdistributed net investment income                             (182,050)
     Accumulated net realized gain on security transactions
       and futures contracts                                          8,457,171
     Net unrealized appreciation of investments                      50,487,802
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 824,161,191
================================================================================

Shares Outstanding:
     Class A                                                         36,593,220
     ---------------------------------------------------------------------------
     Class B                                                         11,433,973
     ---------------------------------------------------------------------------
     Class C                                                          1,455,002
     ---------------------------------------------------------------------------
     Class Y                                                             90,423
     ---------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                               $       16.63
     ---------------------------------------------------------------------------
     Class B*                                                     $       16.62
     ---------------------------------------------------------------------------
     Class C**                                                    $       16.61
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                               $       16.62
     ---------------------------------------------------------------------------

Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.17% of net asset value)              $       17.32
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 3).


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  21

================================================================================
Statement of Operations (unaudited)     For the Six Months Ended August 31, 1997
================================================================================

INVESTMENT INCOME:
     Interest                                                        $23,206,788
--------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3) 1,195,159
     Distribution fees (Note 3)                                        1,110,125
     Administration fees (Note 3)                                        767,507
     Shareholder and system servicing fees                                89,272
     Registration fees 47,380
     Shareholders communications                                          43,866
     Audit and legal                                                      33,009
     Pricing service fees                                                 20,366
     Directors' fees                                                      19,151
     Custody                                                              16,619
     Other                                                                 7,608
--------------------------------------------------------------------------------
     Total Expenses                                                    3,350,062
--------------------------------------------------------------------------------
Net Investment Income                                                 19,856,726
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES4 AND 5):
     Realized Gain From:
       Security Transactions (excluding short-term securities)         6,580,499
       Futures Contracts                                                 377,688
--------------------------------------------------------------------------------
     Net Realized Gain                                                 6,958,187
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                            39,159,358
       End of period                                                  50,487,802
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                          11,328,444
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         18,286,631
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $38,143,357
================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1997 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended August 31, 1997 (unaudited) and the Year Ended February 28, 1997

                                                                           August 31          February 28
===========================================================================================================
OPERATIONS:
     Net investment income                                               $  19,856,726       $  38,464,345
     Net realized gain                                                       6,958,187          13,674,000
     Increase (decrease) in net unrealized appreciation                     11,328,444          (6,967,210)
-----------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                 38,143,357          45,171,135
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                 (19,881,717)        (38,621,404)
     Net realized gains                                                           --            (9,156,095)
-----------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                                       (19,881,717)        (47,777,499)
-----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                       80,625,180         105,614,153
     Net asset value of shares issued for reinvestment of dividends          8,972,150          27,141,633
     Cost of shares reacquired                                             (52,410,045)       (107,613,987)
-----------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                    37,187,285          25,141,799
-----------------------------------------------------------------------------------------------------------

Increase in Net Assets                                                      55,448,925          22,535,435

NET ASSETS:
     Beginning of period                                                   768,712,266         746,176,831
-----------------------------------------------------------------------------------------------------------
     End of period*                                                      $ 824,161,191       $ 768,712,266
===========================================================================================================
  * Includes overdistributed net investment income of:                   $    (182,050)      $    (157,059)
===========================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  23

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended ("Code"), pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended August 31, 1997, SB received sales charges of approximately $679,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% for the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC,


--------------------------------------------------------------------------------
24                                       1997 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended August 31, 1997, CDSCs paid to SB were:

                                          Class A       Class B      Class C
================================================================================
CDSCs                                     $8,000       $153,000      $3,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

For the six months ended August 31, 1997, total Distribution Plan fees incurred were:

                                          Class A       Class B      Class C
================================================================================
Distribution Plan Fees                    $444,033      $594,516     $71,576
================================================================================

All officers and one Director of the Fund are employees of SB.

4.    Investments

During the six months ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:


================================================================================
Purchases                                                           $200,734,467
--------------------------------------------------------------------------------
Sales                                                                160,442,791
================================================================================

At August 31, 1997, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 50,970,663
Gross unrealized depreciation                                          (482,861)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 50,487,802
================================================================================

5.    Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At August 31, 1997, the Fund had no open futures contracts.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  25

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

6.    Capital Shares

At August 31, 1997, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At August 31, 1997, total paid-in capital amounted to the following for each class:

                             Class A            Class B           Class C            Class Y
=============================================================================================
Total Paid-in Capital      $556,019,539      $184,429,548      $ 23,562,882      $  1,386,299
=============================================================================================

Transactions in shares of each class were as follows:

                                             Six Months Ended                      Year Ended
                                             August 31, 1997                     February 28, 1997
                                   -------------------------------       -------------------------------
                                       Shares            Amount              Shares            Amount
=========================================================================================================
Class A
Shares sold                           2,926,598       $(47,976,989          3,949,726       $(63,826,420
Shares issued on reinvestment           417,610          6,769,118          1,294,680         20,922,197
Shares redeemed                      (2,349,904)       (38,322,141)        (5,338,776)       (86,219,159)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 994,304       $(16,423,966            (94,370)      $ (1,470,542)
=========================================================================================================

Class B
Shares sold                           1,276,094       $(20,767,611          2,129,481       $(34,296,606
Shares issued on reinvestment           121,684          1,973,254            355,573          5,749,381
Shares redeemed                        (630,302)       (10,342,442)        (1,198,383)       (19,306,526)
---------------------------------------------------------------------------------------------------------
Net Increase                            767,476       $(12,398,423          1,286,671       $(20,739,461
=========================================================================================================

Class C
Shares sold                             484,878       $ (7,905,213            464,736       $ (7,491,127
Shares issued on reinvestment            13,471            218,846             29,081            470,055
Shares redeemed                         (70,415)        (1,145,462)          (129,633)        (2,088,302)
---------------------------------------------------------------------------------------------------------
Net Increase                            427,934       $ (6,978,597            364,184       $ (5,872,880
=========================================================================================================

Class Y*
Shares sold                             249,488       $ (3,975,367               --                 --
Shares issued on reinvestment             1,459             10,932               --                 --
Shares redeemed                        (160,524)        (2,600,000)              --                 --
---------------------------------------------------------------------------------------------------------
Net Increase                             90,423       $ (1,386,299               --                 --
=========================================================================================================
*     For the period from April 16, 1997 (inception date) to August 31, 1997.

7.    Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


--------------------------------------------------------------------------------
26                                      1997 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================
For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                 1997(1)           1997          1996(2)         1995          1994(2)         1993
====================================================================================================================================
Net Asset Value, Beginning of Period          $  16.26         $  16.31       $  15.40       $  16.15       $  16.70       $  15.78
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                           0.42             0.85           0.85           0.89           0.86           0.97
  Net realized and unrealized gain (loss)         0.37             0.15           0.93          (0.56)          0.08           1.25
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.79             1.00           1.78           0.33           0.94           2.22
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.42)           (0.85)         (0.84)         (0.89)         (0.84)         (0.97)
   Net realized gains                             --              (0.20)         (0.03)         (0.19)         (0.65)         (0.29)
   Capital                                        --               --             --             --             --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.42)           (1.05)         (0.87)         (1.08)         (1.49)         (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  16.63         $  16.26       $  16.31       $  15.40       $  16.15       $  16.70
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.89%++          6.37%         11.93%          2.46%          5.92%         14.76%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $608,440         $578,687       $582,324       $401,743       $425,181       $423,504
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.71%+           0.71%          0.76%          0.80%          0.80%          0.70%
  Net investment income                           5.12+            5.29           5.26           5.76           5.20           6.04
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             20%              60%            44%            59%            76%            72%
====================================================================================================================================

(1)   For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  27

================================================================================
Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each period:

Class B Shares                               1997(1)           1997          1996(2)         1995          1994(2)       1993(3)
====================================================================================================================================
Net Asset Value, Beginning of Period        $  16.25         $  16.32       $  15.40       $  16.15       $  16.70       $  15.84
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                         0.38             0.76           0.75           0.81           0.77           0.29
  Net realized and unrealized gain (loss)       0.37             0.14           0.96          (0.57)          0.09           1.15
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.75             0.90           1.71           0.24           0.86           1.44
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.38)           (0.77)         (0.76)         (0.80)         (0.76)         (0.28)
   Net realized gains                           --              (0.20)         (0.03)         (0.19)         (0.65)         (0.29)
   Capital                                      --               --             --             --             --            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.38)           (0.97)         (0.79)         (0.99)         (1.41)         (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  16.62         $  16.25       $  16.32       $  15.40       $  16.15       $  16.70
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                    4.68%++          5.73%         11.39%          1.89%          5.40%          9.27%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $190,053         $173,347       $153,044       $127,888       $107,740       $ 37,924
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.23%+           1.23%          1.29%          1.32%          1.33%          1.30%+
  Net investment income                         4.59+            4.75           4.71           5.25           4.67           5.44+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           20%              60%            44%            59%            76%            72%
====================================================================================================================================

(1)   For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from November 6, 1992 (inception date) to February 28,
      1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
28                                       1997 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each period:

Class C Shares                               1997(1)           1997           1996(2)         1995(3)
=======================================================================================================
Net Asset Value, Beginning of Period      $  16.24          $  16.31        $  15.40        $  14.19
-------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                       0.37              0.75            0.78            0.24
  Net realized and unrealized gain            0.37              0.15            0.92            1.39*
-------------------------------------------------------------------------------------------------------
Total Income From Operations                  0.74              0.90            1.70            1.63
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.37)            (0.77)          (0.76)          (0.23)
  Net realized gains                            --             (0.20)          (0.03)          (0.19)
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.37)            (0.97)          (0.79)          (0.42)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  16.61          $  16.24        $  16.31        $  15.40
-------------------------------------------------------------------------------------------------------
Total Return                                  4.60%++           5.68%          11.30%          11.72%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $ 24,165          $ 16,678        $ 10,809        $    762
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.28%+            1.29%           1.39%           1.37%+
  Net investment income                       4.53+             4.69            4.44            5.19+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         20%               60%             44%             59%
=======================================================================================================

(1)   For the six months ended August 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from November 14, 1994 (inception date) to February 28,
      1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  29

================================================================================
Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                                         1997(1)
================================================================================
Net Asset Value, Beginning of Period                                 $   15.83
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                   0.42
  Net realized and unrealized gain                                        0.73
--------------------------------------------------------------------------------
Total Income From Operations                                              1.15
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                  (0.36)
--------------------------------------------------------------------------------
Total Distributions                                                      (0.36)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $   16.62
--------------------------------------------------------------------------------
Total Return++                                                            7.53%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                     $   1,503
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                                0.53%
  Net investment income                                                   5.26
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     20%
================================================================================

(1) For the period from April 16, 1997 (inception date) to August 31, 1997 (unaudited).

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
30                                       1997 Semi-Annual Report to Shareholders

Smith Barney
California Municipals
Fund Inc.

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius Rose

James J. Crisona, Emeritus


Officers
Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Adviser and Administrator
Smith Barney Mutual Funds Management Inc.


Distributor
Smith Barney Inc.


Custodian
PNC Bank, N.A.


Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is for the information of shareholders of Smith Barney California Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 1997, this report must be accompanied by performance for the most recently completed calendar quarter.


Smith Barney
------------
A Member of TravelersGroup

Smith Barney
California Municipals Fund Inc.

Smith Barney Mutual Funds
388 Greenwich Street
New York, New York 10013

FD0434 10/97